Debt - Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total interest cost	$ 1,526	$ 1,301	$ 997
Capitalized interest	(779)	(813)	(675)
Total interest expense, net	747	488	322
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest per contractual rate	219	202	146
Amortization of debt discount	29	31	28
Amortization of debt issuance costs	7	5	3
Total interest cost	255	238	177
Debt Excluding Convertible Debt [Member]
Debt Instrument [Line Items]
Total interest cost	$ 1,271	$ 1,063	$ 820